Legal proceedings (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 9,249	$ 10,299
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	6,347	7,235
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	1,343	1,366
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	294	378
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 1,265	$ 1,320